Organization and Basis of Presentation (Details Narrative) (10-K) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Accumulated deficit	$ (5,453,492)				$ (5,453,492)
Net loss					(2,121,614)
Working capital						$ 45,138	$ 45,138
Successor [Member]
Accumulated deficit						3,331,878	3,331,878
Net loss	$ (163,796)	$ 288,638		$ 363,296	$ 2,121,614	$ 1,031,311	$ 1,031,311
Predecessor [Member]
Accumulated deficit								$ 4,863,782
Net loss			$ 72,022					$ 891,435